Average Annual Total Returns			12 Months Ended	37 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	110 Months Ended	112 Months Ended	120 Months Ended
		Aug. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class GPEOX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.93%)			1.78%				3.29%
Investor Class GPEOX | MSCI EM SMID Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.18%			5.42%				4.42%
Investor Class GPEOX | MSCI EM IMI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.09%			2.51%				3.90%
Institutional Class GPEIX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.62%)			2.03%				3.53%
Institutional Class GPEIX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(8.24%)			1.41%				3.07%
Institutional Class GPEIX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.93%)			1.92%				2.93%
Institutional Class GPGCX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.93%			12.28%	13.53%
Performance Inception Date		Sep. 17, 2019
Institutional Class GPGCX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.56%			11.02%	12.31%
Institutional Class GPGCX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.62%			9.45%	10.53%
Institutional Class GPGCX | MSCI ACWI Small Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.66%			6.68%	7.86%
Institutional Class GPGCX | MSCI ACWI IMI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.37%			9.67%	10.70%
Institutional Class GPGEX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.85%)	(6.61%)
Performance Inception Date		Dec. 16, 2021
Institutional Class GPGEX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.98%)	(6.71%)
Institutional Class GPGEX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.17%)	(4.91%)
Institutional Class GPGEX | MSCI ACWI IMI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.37%	5.56%
Institutional Class GPGEX | MSCI ACWI Small-Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.66%	1.92%
Institutional Class GPGEX | MSCI ACWI Mid Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		9.49%	1.71%
Institutional Class GPMCX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.22%			7.28%		8.40%
Performance Inception Date		Oct. 21, 2015
Institutional Class GPMCX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.41%			6.17%		7.34%
Institutional Class GPMCX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.32%			5.90%		6.78%
Institutional Class GPMCX | MSCI ACWI IMI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		16.37%			9.67%		9.93%
Institutional Class GPMCX | MSCI ACWI Small-Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.66%			6.68%		7.87%
Institutional Class GPMCX | MSCI World Micro Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.71%			4.50%		6.30%
Investor Class GPGOX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(10.11%)			4.06%				6.51%
Investor Class GPGOX | MSCI ACWI IMI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		16.37%			9.67%				9.00%
Investor Class GPGOX | MSCI ACWI Small-Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		7.66%			6.68%				7.26%
Institutional Class GPGIX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(10.05%)			4.33%				6.76%
Institutional Class GPGIX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(10.34%)			2.97%				5.33%
Institutional Class GPGIX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.57%)			3.69%				5.43%
Investor Class GPROX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.91%			4.72%				6.70%
Investor Class GPROX | MSCI ACWI Small Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		7.66%			6.68%				7.26%
Investor Class GPROX | M S C I A C W I I M I Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		16.37%			9.67%				9.00%
Institutional Class GPRIX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.65%)			4.98%				6.97%
Institutional Class GPRIX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.85%)			3.65%				5.81%
Institutional Class GPRIX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.81%			4.11%				5.61%
Investor Class GGSOX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.60%)			2.78%			7.26%
Performance Inception Date		Sep. 01, 2015
Investor Class GGSOX | MSCI ACWI Small Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.66%			6.68%			8.21%
Investor Class GGSOX | M S C I A C W I I M I Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7]		16.37%			9.67%			10.38%
Investor Class GGSOX | M S C I A C W I Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7]		9.49%			6.58%			8.05%
Institutional Class GGSYX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.36%)			3.05%			7.53%
Performance Inception Date		Sep. 01, 2015
Institutional Class GGSYX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.36%)			2.39%			6.97%
Institutional Class GGSYX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.58%)			2.53%			6.16%
Investor Class GPIOX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(11.64%)			0.87%				4.35%
Investor Class GPIOX | M S C I A C W Iex U S A Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8]		3.36%			4.30%				5.66%
Investor Class GPIOX | M S C I A C W Iex U S A I M I Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.23%			4.12%				4.91%
Institutional Class GPIIX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(11.48%)			1.12%				4.58%
Institutional Class GPIIX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.02%)			0.22%				3.46%
Institutional Class GPIIX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(6.42%)			1.13%				3.66%
Investor Class GISOX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(10.00%)			2.03%			6.83%
Investor Class GISOX | M S C I A C W Iex U S A Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[9]		3.36%			4.30%			6.26%
Investor Class GISOX | M S C I A C W Iex U S A I M I Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[9]		5.23%			4.12%			5.95%
Investor Class GISOX | M S C I A C W Iex U S A Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[9]		3.58%			2.95%			5.33%
Institutional Class GISYX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.79%)			2.28%			7.09%
Institutional Class GISYX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(9.76%)			1.85%			6.70%
Institutional Class GISYX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.48%)			1.98%			5.83%
Institutional Class GUSYX
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.63%		16.46%
Performance Inception Date		Mar. 19, 2020
Institutional Class GUSYX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.63%		16.30%
Institutional Class GUSYX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.33%		13.28%
Institutional Class GUSYX | M S C I U S A Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10]		14.75%		19.93%
Institutional Class GUSYX | M S C I U S A Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10]		11.57%		20.47%
Institutional Class GUSYX | M S C I U S A I M I Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10]		23.32%		21.82%
Grandeur Peak Global Opportunities Fund | MSCI ACWI Small Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent			7.66%			6.68%				7.26%
Grandeur Peak International Stalwarts Fund | Investor Class GISOX
Prospectus [Line Items]
Performance Inception Date		Sep. 01, 2015
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX
Prospectus [Line Items]
Performance Inception Date		Sep. 01, 2015

[1]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[2]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[3]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[4]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[5]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[6]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[7]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[8]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[9]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.
[10]	Net performance reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.